GOING CONCERN (Detail Textuals) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Aug. 31, 2017
Going Concern [Abstract]
Net loss	$ (556,903)	$ (277,057)	$ (2,343,491)	$ (234,889)
Accumulated deficit	$ (3,195,483)		$ (2,638,580)	$ (295,089)